Note 18 - Stock Options and Nonvested Shares	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
18.	STOCK OPTIONS AND NONVESTED SHARES

As of December 31, 2013, the Company and its subsidiary iSTAR Financial Holdings have two share-based compensation plans, which are described below. The compensation cost that has been charged against income for those plans was $1,538,802, $802,725, and $3,035,122 for 2011, 2012, and 2013, respectively.

2004 Stock incentive plan

In January 2004, the Company adopted the 2004 stock incentive plan (the "2004 Plan") which allows the Company to offer a variety of incentive awards to employees, directors, officers and other eligible persons in the Group, and consultants and advisors outside the Group. We amend the 2004 Plan in September 2004, August 2006, June 2009 and June 2010. The total number of ordinary shares authorized under the 2004 Plan was 30,688,488 as of December 31, 2013.

Options to employees

During the years of 2011 and 2012, the Company granted 285,000 and nil stock options to employees, respectively, at an exercise price that equaled the trading price of the stock upon the stock option grant. These options vest over 3 years.

During 2013, the Company granted totaling 7,740,000 stock options to directors, officers and employees at an exercise price that equaled the trading price of the stock upon the stock option grant.  These options vest over 3 years except the 3,300,000 shares granted to the two officers which vest over 2 years.

The fair value of employee options was estimated on the basis of the Black-Scholes Option Pricing model with the following assumptions:

	Years ended December 31,
	2011			2013
Weighted average risk free rate of return	2.02%	-	2.24%	1.40%
Weighted average expected option life (years)		6.14		6.14
Expected volatility rate	72.96%	-	73.75%	76.67%
Dividend yield		-		-

Options to employees - continued

(1)	Expected volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company over the past years.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected term of the options.

(3)	Expected option life

The expected life was estimated based on historical information.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

Options are generally granted at an exercise price equal to the fair market value of the Company's shares at the date of grant.

Options to non-employees

During 2013, the Company granted 6,260,000 options under the 2004 Plan to consultants and strategic advisers. The fair value of non-employee options is estimated using the Black-Scholes Option Pricing model as such method provided a more accurate estimate of the fair value of services provided by the consultants and strategic advisers. The fair value of the stock options is remeasured as of the end of each reporting period until the services of these non-employees are complete under the service contracts. These options vest over 2 years.

Summary of stock options to employees and non-employees

A summary of the stock option activity is as follows:

	2011		2012		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	13,103,238	$0.99	11,994,698	$0.96	11,144,998	$0.93
Granted	285,000	1.08	-	-	14,000,000	0.25
Exercised	(47,500)	0.47	(20,000)	0.16	(190,250)	0.16
Forfeited	(1,346,040)	1.28	(829,700)	1.35	(449,400)	1.25
Outstanding at end of year	11,994,698	$0.96	11,144,998	$0.93	24,505,348	$0.54
Shares exercisable at end of year	10,588,058	$0.91	10,856,838	$0.92	10,500,548	$0.93

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

	Options outstanding				Option exercisable
Stock option with exercise price of:	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2013	Number exercisable	Weighted average exercise price	Aggregate intrinsic value as of December 31, 2013

$0.16	2,620,488				2,620,488
$1.04	200,000				200,000
$1.31	1,177,700				1,177,700
$1.32	27,000				27,000
$1.12	400,000				400,000
$1.16	200,000				200,000
$1.07	700,000				700,000
$0.96	2,386,000				2,386,000
$1.32	73,600				73,600
$1.26	493,560				493,560
$1.65	10,000				10,000
$1.426	2,137,000				2,137,000
$1.43	50,000				50,000
$0.87	30,000				25,200
$0.25	14,000,000				-
	24,505,348	6.59	$0.54	$17,961,444	10,500,548	$0.93	$3,847,601

The weighted-average grant-date fair value of options granted during the years 2011, 2012 and 2013 was $0.70, nil and $0.17, respectively. The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was $5,740, $1,360, and $208,895, respectively. The total fair value of shares vested during the year ended December 31, 2011, 2012 and 2013 were $1,705,153, $663,519 and $141,549, respectively.

As of December 31, 2013, 1,100,240 ordinary shares were available for future grant of awards. The Company recognized share-based compensation expenses of $945,868, $207,678 and $2,539,274 for stock option in the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, there were $4,839,329 unrecognized share-based compensation expenses relating to the stock options, which are expected to be recognized over a weighted average period of three year.

2007 Equity incentive plan

In July 2007, the Company adopted the 2007 Equity incentive plan (the "2007 Plan") and granted nonvested shares covering 10,558,493 ordinary shares of the Company to the employees who were eligible for the 2007 Plan. The vesting of the nonvested shares are subject to achieving certain operating performance targets and rendering service to the Company for the requisite service period stated in the 2007 Plan. Based on the Company’s operating performance, 8,658,048 shares were vested as of December 31, 2010.

2010 Equity incentive plan of iSTAR Financial Holdings

In November 2010, iSTAR Financial Holdings, a subsidiary of the Company, implemented the "2010 equity incentive plan" (the "plan") under which the Company transferred 1,500 nonvested shares which representing 15% of total iSTAR Financial Holdings' equity interest to its management group as a share incentive. If the grantees left the Company before the third anniversary of the grant date when the nonvested shares become vested, they should transfer the shares to the Company at no consideration. Therefore, the total share based compensation expenses are recognized ratably over the three years of vesting period. In addition, as the grantees are entitled to all the shareholder's rights, including the dividend rights since the date of grant, the 15% share of the earnings of iSTAR Financial Holdings is recognized as noncontrolling interest on the Company's consolidated financial statements since November 1, 2010, the date of grant.

The fair value of the share incentive was determined to be $1,188 per share. The Group recognized $592,934, $595,049 and $495,848 share based compensation cost in 2011, 2012 and 2013, respectively.

As of December 31, 2013, all compensation cost relating to nonvested shares was recognized.